Accounting Principles - Fair value of Initial Investment Agreement at Initial Recognition Date Determined on Basis of Share Price (Detail) $ in Thousands	Nov. 01, 2023 USD ($)	May 03, 2024 € / shares shares	Dec. 31, 2023 € / shares shares	Nov. 14, 2023 € / shares shares	Nov. 01, 2023 € / shares	Nov. 01, 2023 USD ($) shares
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares		28,000,000	28,000,000	28,000,000
Spot share price | € / shares		€ 2.76	€ 2.76	€ 2.33
Initial Investment Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares						16,000,000
Spot share price | € / shares					€ 2.63
Spot foreign exchange rate | € / shares					€ 1.05
Fair value of shares | $						$ 44,272
Proceeds received | $						$ 80,000
Proceeds from sale of ordinary shares | $	$ 35,728